PROPERTY AND EQUIPMENT, NET (Details Textual)			12 Months Ended
	Aug. 04, 2017 CNY (¥)	Aug. 04, 2017 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Payments To Acquire Land Use Right	¥ 1,361,969	$ 205,742	¥ 1,361,969	$ 205,742	¥ 0	¥ 0
Construction in Progress, Gross			11,779,784		0		$ 1,779,477
Additional Cost Incurred			6,930,000	1,050,000
Depreciation, Depletion and Amortization, Nonproduction			1,119,049	169,046	856,735	955,083
Gain (Loss) on Disposition of Property Plant Equipment			¥ 78,285	$ 11,826	¥ 35,919	¥ 40,688